Income Taxes (Details Narrative) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Federal income tax rate	35.00%	34.00%	34.00%
Reduction in federal income tax rate	21.00%
Net operating loss carry-forwards for Federal income tax		$ 1,774,972
Operating loss carryforwards, expiration date description		through 2037
Deferred tax assets carryforwards		$ 372,744	$ 588,248
Increase decrease in valuation allowance		$ 215,504	$ 10,651